SEGMENTED INFORMATION	12 Months Ended
Sep. 30, 2018
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
14.	SEGMENTED INFORMATION
The Company works in one industry being the development of small molecule drugs for prostate cancer. The Company’s equipment was located in the USA.